PHILOTIMO FOCUSED GROWTH & INCOME FUND

Schedule of Investments

June 30, 2025 (unaudited)

73.25% COMMON STOCKS

1.55% COMMUNICATION SERVICES Marchex, Inc.(A)

WildBrain Ltd.(A)

37.26% CONSUMER DISCRETIONARY

Ainsworth Game Technology Ltd.(A)

AMMO, Inc.(A)

Barnes & Noble Education, Inc.(A)

Caesars Entertainment, Inc.(A)

CDON AB(A)

Haverty Furniture Cos., Inc.

Inspired Entertainment, Inc.(A)

Lazydays Holdings, Inc.(A)

Leon's Furniture Ltd.

Natuzzi S.p.A(A)

The One Group Hospitality, Inc.(A)

The RealReal, Inc.(A)

5.41% FINANCIALS

EZCorp, Inc. Class A(A)

U.S. Global Investors, Inc.

2.34% HEALTH CARE

Aytu BioPharma, Inc.(A)

Quipt Home Medical Corp.(A)

Shares	Value
691,642	$1,493,947
35,000	53,200
1,547,147
2,500,409	1,489,309
3,300,000	4,224,000
700,428	8,244,038
180,000	5,110,200
513,821	2,704,635
281	5,718
700,000	5,719,000
3	1
21,600	444,610
406,962	1,322,627
393,975	1,595,599
1,300,698	6,230,343
37,090,080
302,874	4,203,891
456,885	1,178,763
5,382,654
189,208	412,473
1,072,491	1,919,759
2,332,232
20.69% INFORMATION TECHNOLOGY
Allot Ltd.(A)	1,200,000	10,260,000
Data I/O Corp.(A)	327,401	1,005,121
eGain Corp.(A)	736,732	4,604,575
Immersion Corporation	600,000	4,728,000
		20,597,696
	PHILOTIMO FOCUSED GROWTH & INCOME FUND
	Schedule of Investments
	June 30, 2025 (unaudited)
		Shares	Value
6.00%	REAL ESTATE
	Compass, Inc.(A)	950,351	$5,968,204
73.25%	TOTAL COMMON STOCKS		72,918,013
0.81%	PREFERRED STOCKS
0.31%	CONSUMER DISCRETIONARY
	AMMO, Inc.	13,794	312,986
0.50%	MATERIALS
	Ramaco Resources, Inc.	20,000	496,200
0.81%	TOTAL PREFERRED STOCKS		809,186
4.77%	CLOSED-END MUTUAL FUNDS
	Eaton Vance Limited Duration Income Fund(A)	229,225	2,351,848
	Duff & Phelps Utility and Infrastructure Fund, Inc.(A)	193,053	2,395,788
4.77%	TOTAL CLOSED END MUTUAL FUNDS		4,747,636
12.45%	CORPORATE BONDS
0.00%	CONSUMER DISCRETIONARY
	Party City Holdings, Inc. 08/15/2023 6.125%		0
10.88%	FINANCIALS
	Allstate Corp. 05/15/2057 6.500%	1,000,000	1,025,417
	Bank of Montreal 11/26/2084 7.300%	1,000,000	1,021,573
	Citigroup Global Markets 01/22/2035 0.000%	300,000	241,590
	Citigroup Global Markets 10/01/2040 7.250%	84,000	62,253
	Citigroup Global Markets 03/19/2041 10.500%	120,000	89,076
	Citigroup, Inc. Series DD Perpetual 7.000%	1,350,000	1,419,074
	Lloyds Banking Group plc Perpetual 6.750%	3,000,000	2,935,440
	Morgan Stanley 03/31/2035 0.000%	95,000	59,019
	Nationwide Financial Services 05/15/2037 6.750%^	2,975,000	2,951,286
	(ICE LIBOR USD 3 Month +2.120%)
	PHILOTIMO FOCUSED GROWTH & INCOME FUND
	Schedule of Investments
	June 30, 2025 (unaudited)
	FINANCIALS Continued	Shares	Value
	Prudential Financial, Inc. 03/15/2054 6.500%	1,000,000	$1,027,249
			10,831,977
1.57%	GOVERNMENT
	Farm Credit Bank of Texas Perpetual 7.750%	1,500,000	1,560,000
12.45%	TOTAL CORPORATE BONDS		12,391,977
8.67%	MONEY MARKET FUND
	Federated Government Obligations Fund 4.200%(B)	8,631,059	8,631,059
99.95%	TOTAL INVESTMENTS	99,497,871
0.05%	Other assets, net of liabilities	48,523
100.00%	NET ASSETS	$99,546,394

^Rate is determined periodically. Rate shown is the rate as of June 30, 2025

(A)Non-income producing

(B)Effective 7 day yield as of June 30,2025

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following summarizes the inputs used to value the Fund’s investments as of June 30, 2025:
	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
COMMON STOCKS	$72,918,013.00	$-	$-	$72,918,013.00
PREFERRED STOCKS	809,186	-	-	809,186
CLOSED END MUTUAL FUNDS	4,747,636	-	-	4,747,636
CORPORATE BONDS	12,391,977	-	-	12,391,977
MONEY MARKET FUND	8,631,059	-	-	8,631,059
TOTAL INVESTMENTS	$99,497,871.00	$-	$-	$99,497,871.00

The cost of investments for Federal income tax purposes has been estimated a/o June 30, 2025 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $97,369,333, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$16,272,094
Gross unrealized depreciation	(14,143,556)
Net unrealized appreciation	$2,128,538